ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Accrued expenses and other current liabilities
Acquisitions consideration payable	$ 11,795	$ 3,628
Accrued payroll and welfare	8,750	4,231
Accrued rental expense	5,737	4,944
Other payables	4,350	2,591
Other taxes payable	2,788	2,254
Accrued social insurance	2,557	2,368
Accrued outsourcing cost	519	1,909
Dividend payable	194
Interest expense payable	100	27
Accrued IPO expenses		2,268
Accrued professional fees		55
Total	36,790	24,275
iKang Shanghai Jianwei
Accrued expenses and other current liabilities
Acquisitions consideration payable	129	129
Nanjing Aoyang
Accrued expenses and other current liabilities
Acquisitions consideration payable	161	402
Yuanhua
Accrued expenses and other current liabilities
Acquisitions consideration payable	292	540
Zhejiang Ailikang
Accrued expenses and other current liabilities
Acquisitions consideration payable	62	62
MediFast
Accrued expenses and other current liabilities
Acquisitions consideration payable		839
Shanghai Huajian Management
Accrued expenses and other current liabilities
Acquisitions consideration payable	7,203	$ 1,656
Suzhou Aoyang
Accrued expenses and other current liabilities
Acquisitions consideration payable	1,032
iKang Tianjin Hedong Dongrun
Accrued expenses and other current liabilities
Acquisitions consideration payable	774
iKang Tianjin Hexi Fenghui
Accrued expenses and other current liabilities
Acquisitions consideration payable	774
Gold iKang Shenyang Hospital
Accrued expenses and other current liabilities
Acquisitions consideration payable	368
WA Health Care
Accrued expenses and other current liabilities
Acquisitions consideration payable	$ 1,000